Significant Accounting Policies - Share-based compensation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Share-based Compensation
Allocated share-based compensation expense	¥ (27,050)	$ (4,245)	¥ (26,734)	¥ (16,732)
Sales and marketing expenses
Share-based Compensation
Allocated share-based compensation expense	(6,186)	(971)	(8,835)	(2,951)
Product development expenses
Share-based Compensation
Allocated share-based compensation expense	(4,434)	(696)	(4,477)	(3,472)
General and administrative expenses
Share-based Compensation
Allocated share-based compensation expense	¥ (16,430)	$ (2,578)	¥ (13,422)	¥ (10,309)
Directors and Executive Officers
Share-based Compensation
Expected forfeiture rate (post-vesting) (as a percent)	0.00%	0.00%